Revenue and segmental reporting, Collaboration (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Jul. 31, 2014 USD ($) Target	Dec. 31, 2021 GBP (£) Target	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	Jan. 02, 2021 GBP (£)	Nov. 30, 2018 GBP (£)	Nov. 30, 2018 USD ($)
Collaboration [Abstract]
Total deferred revenue			£ 21,128,000	£ 24,432,000		$ 17,090,000	£ 4,039,000
Transaction price allocated to remaining performance obligations			23,497,000
Research and development costs			73,226,000	74,809,000	£ 99,991,000
Non-current assets			39,047,000	44,263,000
United Kingdom [Member]
Collaboration [Abstract]
Non-current assets			33,941,000	35,774,000
Other Countries [Member]
Collaboration [Abstract]
Non-current assets			1,580,000	1,073,000
Genentech [Member]
Collaboration [Abstract]
Total deferred revenue								£ 77,400,000	$ 100,000,000
Aggregate Non-refundable fee payment | $									$ 100,000,000
Initial upfront payment | $	$ 50,000,000
Amount on investigation of new drug filing for clinical trial | $	$ 50,000,000
Revenue recognized			17,428,000	20,236,000	19,097,000
Research and development costs			£ 338,000	2,785,000	1,696,000
Genentech [Member] | Bottom of Range [Member]
Collaboration [Abstract]
Estimated period of performance obligation would be satisfied			1 year
Genentech [Member] | Top of Range [Member]
Collaboration [Abstract]
Estimated period of performance obligation would be satisfied			2 years
GlaxoSmithKline [Member]
Collaboration [Abstract]
Aggregate Non-refundable fee payment			£ 22,900,000
Revenue recognized			6,083,000	6,356,000	5,753,000
Research and development costs			2,044,000	2,897,000	2,159,000
Non-refundable payment received			£ 0	0
GlaxoSmithKline [Member] | Top of Range [Member]
Collaboration [Abstract]
Number of target | Target			4
Eli Lilly [Member]
Collaboration [Abstract]
Total deferred revenue		$ 45,000,000			3,132,000
Deferred revenue held in current liabilities			£ 7,361,000
Increased revenue recognized				705,000
Aggregate Non-refundable fee payment | $		$ 45,000,000
Revenue recognized			£ 0	£ 3,522,000	£ 819,000
Number of target | Target		3
Eli Lilly [Member] | Bottom of Range [Member]
Collaboration [Abstract]
Contribution percentage on research and development cost		25.00%
Eli Lilly [Member] | Top of Range [Member]
Collaboration [Abstract]
Contribution percentage on research and development cost		50.00%